Unit based compensation Unit based compensation - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 0.3
Receivable		$ 18.2	$ 16.4
Number of shares authorized (in shares)		4,100,000
Available for issuance (in shares)		3,965,122
Units issued (in shares)		134,878
Compensation cost not yet recognized		$ 1.7
Compensation cost not yet recognized, period for recognition		1 year 7 months 6 days
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (in years)		3 years
Share-based Compensation Award, Cash Flow Growth [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based (as a percent)		50.00%
Share-based Compensation Award, Discretionary [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based (as a percent)		50.00%
General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Receivable		$ 0.4
Common Units [Member] | Stichting Administratiekantoor VTTI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share issued (in shares)	220,500